Clients and other receivable	12 Months Ended
Dec. 31, 2017
Clients and other receivable [Abstract]
Clients and other receivable
Note 11.- Clients and other receivable

Clients and other receivable as of December 31, 2017 and 2016, consist of the following:

	Balance as of December 31,
	2017	2016
Trade receivables	186,728	151,199
Tax receivables	39,607	29,705
Prepayments	6,375	10,261
Other accounts receivable	11,739	16,456
Total	244,449	207,621

As of December 31, 2017 and 2016, the fair value of clients and other accounts receivable does not differ significantly from its carrying value.

Trade receivables in foreign currency as of December 31, 2017 and 2016, are as follows:

	Balance as of December 31,
	2017	2016
Euro	109,165	98,798
Rand	23,792	12,807
Other	7,363	7,151
Total	140,320	118,756

The following table shows the maturity of Trade receivables as of December 31, 2017 and 2016:

	Balance as of December 31,
	2017	2016

Up to 3 months	186,728	151,199
Total	186,728	151,199